Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	New Home Co Inc.
Entity Central Index Key	0001574596
Entity Filer Category	Accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2017
Amendment Flag	false